Fair Value - Summary of Reconciliation of the Changes in Fair Value of Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Footnote) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses attributable to derivatives	$ 1.3	$ 0.7	$ 1.2
NRZ [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reimbursement to HLSS for loss of servicing revenues	$ 2.2
HLSS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reimbursement to HLSS for loss of servicing revenues		$ 2.0